Segmented information (Schedule of segments, assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total assets	$ 5,487.6	$ 5,312.6
Total liabilities	2,840.2	3,105.8
Property, plant and equipment	4,181.4	4,316.0
Other Non-Current Assets	73.8	89.0
Peru [Member]
Disclosure of operating segments [line items]
Total assets	2,410.0	2,406.2
Total liabilities	960.0	1,086.2
Property, plant and equipment	1,897.1	2,001.7
Other Non-Current Assets	47.8	64.8
Manitoba [Member]
Disclosure of operating segments [line items]
Total assets	547.4	672.9
Total liabilities	421.3	413.3
Property, plant and equipment	595.1	693.9
Other Non-Current Assets	17.2	17.0
British Columbia [Member]
Disclosure of operating segments [line items]
Total assets	1,076.0	1,028.0
Total liabilities	281.9	276.7
Property, plant and equipment	900.7	853.1
Other Non-Current Assets	8.0	6.1
Arizona [Member]
Disclosure of operating segments [line items]
Total assets	757.3	736.7
Total liabilities	14.7	23.5
Property, plant and equipment	747.1	727.9
Other Non-Current Assets	0.2	0.3
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Total assets	696.9	468.8
Total liabilities	1,162.3	1,306.1
Property, plant and equipment	41.4	39.4
Other Non-Current Assets	0.6	0.8
Corporate and other activities [Member] | Nevada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 27.7	$ 27.6